Average Annual Total Returns - Thrivent Global Stock Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.21%	10.65%	9.85%	16.25%	12.26%	9.13%